SEGMENT REPORTING - Company's revenue (Details)	12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)	Jun. 30, 2017 CNY (¥)
Revenue	$ 14,910,049	¥ 102,384,327	¥ 84,712,046	¥ 60,054,462
Cost of revenue and related tax	10,560,809	72,518,963	80,561,861	44,090,960
Gross profit	4,349,240	29,865,364	4,150,185	15,963,502
Depreciation and amortization	163,688	1,124,011	1,119,049	856,735
Total capital expenditures		6,342,779	12,022,482	638,119
Automation product and software [Member]
Revenue	9,258,632	63,577,177	18,989,924	22,399,066
Cost of revenue and related tax		49,356,155	17,036,393	12,593,429
Gross profit		14,221,022	1,953,531	9,805,637
Depreciation and amortization		78,760	48,127	39,846
Total capital expenditures		162,060	100,327	75,809
Equipment and accessories [Member]
Revenue	3,487,961	23,951,132	63,960,425	26,658,094
Cost of revenue and related tax		15,039,628	62,115,400	22,023,851
Gross profit		8,911,504	1,845,025	4,634,243
Depreciation and amortization		1,018,012	1,044,079	816,889
Total capital expenditures		1,573,896	1,403,083	562,310
Oilfield environmental protection [Member]
Revenue	$ 2,163,456	14,856,018	1,761,697	10,997,302
Cost of revenue and related tax		8,123,180	1,410,068	9,473,680
Gross profit		6,732,838	351,629	1,523,622
Depreciation and amortization		27,239	26,843	0
Total capital expenditures		¥ 4,606,823	¥ 10,519,072	¥ 0